UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06686
                                                    --------------

                           JF China Region Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Cleary, Gottlieb, Steen & Hamilton
                                 1 Liberty Plaza
                               New York, NY 10006
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-441-9800
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


[GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
AT MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Holdings      Market
                                                        (in shares     Value
 Description                                              or par)     (in US$)
 -------------------------------------------------------------------------------
 COMMON STOCKS (UNLESS OTHERWISE NOTED)

 CHINA (23.9%)
 -------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS (1.3%)
    Sinotrans 'H'                                        2,932,000      845,840
 -------------------------------------------------------------------------------
 AIRLINES (0.8%)
    China National Aviation                              2,436,000      534,091
 -------------------------------------------------------------------------------
                                                                      1,062,193
 -------------------------------------------------------------------------------
 AUTO COMPONENTS (0.3%)
    Weifu High-Technology 'B'                              207,600      207,351
-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES (0.2%)
 *  CCID Consulting 'H'                                  4,200,000      102,855
 -------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
    China Telecom 'H'                                    5,576,000    1,948,188
 -------------------------------------------------------------------------------
 ELECTRIC UTILITIES (0.8%)
    Huaneng Power International                            712,000      520,351
 -------------------------------------------------------------------------------
 INSURANCE (0.8%)
    China Life Insurance 'H'                               763,000      508,709
 -------------------------------------------------------------------------------
 MACHINERY (5.1%)
    China International Marine Containers 'B'              209,700      627,539
    Shanghai Zhenhua Port Machinery 'B'                    837,000      965,898
 *  Weichai Power 'H'                                      507,000    1,729,144
 -------------------------------------------------------------------------------
                                                                      3,322,581
 -------------------------------------------------------------------------------
 MARINE (0.9%)
    China Shipping Development 'H'                         620,000      544,532
 -------------------------------------------------------------------------------
 METALS & MINING (1.1%)
    Angang New Steel 'H'                                   556,000      326,142
    Inner Mongolia Yitai Coal Co., Ltd                     361,700      396,785
 -------------------------------------------------------------------------------
                                                                        722,927
 -------------------------------------------------------------------------------
 OIL & GAS (5.5%)
    China Petroleum and Chemical 'H'                     1,566,000      632,476
    PetroChina 'H'                                       3,002,000    1,866,784
    Sinopec Zhenhai Refining and Chemical 'H'              978,000    1,059,588
 -------------------------------------------------------------------------------
                                                                      3,558,848
 -------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS (0.6%)
 *  Shandong Chenming Paper Holdings 'B'                   532,000      396,305
 -------------------------------------------------------------------------------

[GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Holdings      Market
                                                        (in shares     Value
 Description                                              or par)     (in US$)
 -------------------------------------------------------------------------------
 PHARMACEUTICALS (0.7%)
    Livzon Pharmaceutical Group Inc.                       715,300      437,470
 -------------------------------------------------------------------------------
 TELECOMMUNICATIONS (1.2%)
    Zte Corporation H                                      238,200      787,958
 -------------------------------------------------------------------------------
 TRANSPORTATION & INFRASTRUCTURE (0.2%)
     Beijing Capital International Airport Company
      Limited                                              428,000      160,513
 -------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    China Unicom                                         1,156,000      896,716
 -------------------------------------------------------------------------------
 TOTAL CHINA                                                         15,495,235
 -------------------------------------------------------------------------------

 HONG KONG (46.4%)
 -------------------------------------------------------------------------------
 AIRLINES (0.8%)
    Air China Limited                                    1,458,000      528,102
 -------------------------------------------------------------------------------
 COMMERCIAL BANKS (2.5%)
    BOC Hong Kong (Holdings)                               529,000      973,305
    Hang Seng Bank Limited                                  47,300      627,687
 -------------------------------------------------------------------------------
                                                                      1,600,992
 -------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS (1.0%)
    TPV Technology                                       1,068,000      660,709
 -------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING (0.5%)
 *  COSCO International Holdings                         1,794,000      296,725
 -------------------------------------------------------------------------------
 CONTAINERS & PACKAGING (2.5%)
    Hung Hing Printing Group                               418,000      302,807
    Singamas Container Holdings                          1,544,000    1,346,164
 -------------------------------------------------------------------------------
                                                                      1,648,971
 -------------------------------------------------------------------------------
 DISTRIBUTORS (2.0%)
    China Resources Enterprises                            944,000    1,295,082
 -------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
    China Netcom Group Corporation (Hong Kong) Limited   1,146,000    1,608,942
 -------------------------------------------------------------------------------
 ELECTRIC UTILITIES (2.1%)
    Foshan Electrical & Lighting B                         168,100      207,987
    Hong Kong Electric Holdings                            256,500    1,141,191
 -------------------------------------------------------------------------------
                                                                      1,349,178
 -------------------------------------------------------------------------------

[GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Holdings      Market
                                                        (in shares     Value
 Description                                              or par)     (in US$)
 -------------------------------------------------------------------------------
 ELECTRICAL & ELECTRONICS LTD . (0.9%)
    Nam Tai Electronic & Electrical                      1,887,000      616,955
 -------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
    Digital China Holdings                               1,704,000      524,351
    Varitronix International Limited                       231,000      236,943
 -------------------------------------------------------------------------------
                                                                        761,294
 -------------------------------------------------------------------------------
 FOOD PRODUCTS (0.0%)
 *  Global Bio-chem Technology Group Warrants -
      expire 05/31/2007                                    150,250        5,009
 -------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE (0.7%)
 *  Macau Success Limited                                3,920,000      467,424
 -------------------------------------------------------------------------------
 HOUSEHOLD DURABLES (2.0%)
    Dickson Concepts (International) Limited               334,500      596,146
    Skyworth Digital Holdings                            3,892,456      678,741
 -------------------------------------------------------------------------------
                                                                      1,274,887
 -------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES (3.0%)
    Citic Pacific Ltd.                                     261,000      764,660
    Hutchison Whampoa                                      118,000    1,002,327
    Tianjin Development Holdings, Limited                  434,000      178,066
 -------------------------------------------------------------------------------
                                                                      1,945,053
 -------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Playmates Holdings                                     576,000      127,765
 -------------------------------------------------------------------------------
 METALS & MINING (0.5%)
    Zijin Mining Group                                     732,000      300,333
 -------------------------------------------------------------------------------
 MISCELLANEOUS (0.0%)
 *  Health Asia MediCentres Beijing++                    1,000,000            0
 -------------------------------------------------------------------------------
 MULTILINE RETAIL (1.0%)
    Lifestyle International Holdings                       424,000      649,644
 -------------------------------------------------------------------------------
 OIL & GAS (0.5%)
    CNOOC                                                  619,000      333,335
 -------------------------------------------------------------------------------
 REAL ESTATE (11.0%)
    Cheung Kong Holdings                                   273,000    2,423,952

[GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Holdings      Market
                                                        (in shares     Value
 Description                                              or par)     (in US$)
 -------------------------------------------------------------------------------
 REAL ESTATE (CONTINUED)
    China Overseas Land & Investment  'H'                2,612,000      579,376
    Hang Lung Properties                                   635,000      920,013
    Henderson Land                                          61,000      271,394
    Hysan Development Company Limited                      819,419    1,623,215
    New World Development Company Limited                  654,000      641,477
    Swire Pacific 'A'                                       80,000      633,386
 -------------------------------------------------------------------------------
                                                                      7,092,813
 -------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS (1.9%)
    Giordano International Limited                       1,098,000      746,139
    Texhong Textile Group Limited                        3,000,000      480,809
 -------------------------------------------------------------------------------
                                                                      1,226,948
 -------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE (4.4%)
    Cosco Pacific                                        1,154,000    2,507,940
    GZI Transport                                        1,028,000      326,220
 -------------------------------------------------------------------------------
                                                                      2,834,160
 -------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES (5.2%)
    China Mobile (Hong Kong)                             1,040,000    3,400,283
 -------------------------------------------------------------------------------
 TOTAL HONG KONG                                                     30,024,604
 -------------------------------------------------------------------------------

 SINGAPORE (1.5%)
 -------------------------------------------------------------------------------
 CONTAINERS & PACKAGING (0.7%)
    Full Appex Holdings                                  2,000,000      454,339
 -------------------------------------------------------------------------------
 REAL ESTATE (0.8%)
    Hong Kong Land Holdings Ltd.                           199,000      535,310
 -------------------------------------------------------------------------------
 TOTAL SINGAPORE                                                        989,649
 -------------------------------------------------------------------------------

 TAIWAN (19.3%)
 -------------------------------------------------------------------------------
 AIRLINES (0.0%)
    EVA Airways                                                727          341
 -------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS (1.2%)
    Asustek Computer Incorporated                          293,000      809,084
 -------------------------------------------------------------------------------

[GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Holdings      Market
                                                        (in shares     Value
 Description                                              or par)     (in US$)
 -------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS (5.0%)
    Au Optronics Corp.                                      47,071      690,061
    Career Technology Company Limited                      650,000    1,062,496
    Synnex Technology International                        222,000      339,630
    Unimicron Technology Corporation                     1,365,000    1,148,115
 -------------------------------------------------------------------------------
                                                                      3,240,302
 -------------------------------------------------------------------------------
 HOUSEHOLD DURABLES (0.5%)
    Nien Made Enterprise                                   209,000      342,297
 -------------------------------------------------------------------------------
 INSURANCE (0.8%)
 *  Cathay Financial Holding GDR                            26,618      503,080
 -------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS (0.6%)
    Premier Image Technology                                   650          736
    Tripod Technology Corp.                                230,000      365,010
 -------------------------------------------------------------------------------
                                                                        365,746
 -------------------------------------------------------------------------------
 METALS & MINING (0.8%)
    China Steel                                            460,000      513,204
 -------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS (0.3%)
    Chung Hwa Pulp                                             500          220
    Yuen Foong Yu Manufacturing Company Limited            406,000      191,363
 -------------------------------------------------------------------------------
                                                                        191,583
 -------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.4%)
    Taiwan Semiconductor Manufacturing                   1,893,184    3,094,616
 *  United Microelectronics                              1,251,320      756,607
    Vanguard International Semiconductor Corporation       814,000      612,321
 *  Windbond Electronics                                 1,001,000      347,900
 -------------------------------------------------------------------------------
                                                                      4,811,444
 -------------------------------------------------------------------------------
 SOFTWARE (0.5%)
    Soft-World International                               206,778      341,940
 -------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS (1.7%)
    Far East Department Stores                           2,129,000    1,091,327
    Pou Chen                                                   899          736
 -------------------------------------------------------------------------------
                                                                      1,092,063
 -------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    Far EasTone Telecommunications                             900        1,140

[GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Holdings      Market
                                                        (in shares     Value
 Description                                              or par)     (in US$)
 -------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
    Taiwan Cellular                                        293,000      297,594
 -------------------------------------------------------------------------------
                                                                        298,734
 -------------------------------------------------------------------------------
 TOTAL TAIWAN                                                        12,509,818
 -------------------------------------------------------------------------------

 TOTAL INVESTMENTS IN COMMMON STOCK
     (91.1% of Net Assets) (Cost $56,031,444)                        59,019,306
 ===============================================================================

 UNITED STATES (0.0%)
 -------------------------------------------------------------------------------

 SHORT-TERM INVESTMENT (0.0%)
 -------------------------------------------------------------------------------
    Citibank Time Deposit, 2.63%, 04/04/05               1,901,432    1,901,432
 -------------------------------------------------------------------------------
 TOTAL UNITED STATES (Cost $1,901,432)                                1,901,432
 -------------------------------------------------------------------------------

 TOTAL INVESTMENTS
     (94.0% of Net Assets) (Cost $57,932,876)                        60,920,738
 ===============================================================================
 Other assets in excess of liabilities (6.0% of Net Assets)           3,871,640
 ===============================================================================

 NET ASSETS (100.0%)                                                 64,792,378
 ===============================================================================
 As of December 31, 2004, aggregate cost for Federal income tax purposes was $56,594,751.
 The aggregate unrealized gain for all securities was as follows:

 Excess of market value over cost                                     7,188,633
 Excess of cost over market value                                    (1,362,792)
 -------------------------------------------------------------------------------

 Net unrealized gain                                                  5,825,841
 ===============================================================================
    B - Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock
        Exchange.
    H - Chinese security traded on Hong Kong Stock Exchange.
    GDR-Global Depository Receipts
  * Non-income producing security .
 ++ At fair value as determined under the supervision of the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    JF China Region Fund, Inc.
            --------------------------------------------------------------------


By (Signature and Title)*    /s/ Simon Crinage
                         -------------------------------------------------------
                             Simon Crinage, President
                             (principal executive officer)

Date            April 21, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Simon Crinage
                         -------------------------------------------------------
                             Simon Crinage, President
                             (principal executive officer)

Date            April 21, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Douglas Eu
                         -------------------------------------------------------
                              Douglas Eu, Treasurer
                              (principal financial officer)

Date            April 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.